Share-Based Payments - Additional Information (Details) € / shares in Units, $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Nov. 16, 2021	Nov. 06, 2021 $ / shares	Jul. 22, 2021 USD ($) $ / shares shares	Sep. 30, 2021 shares	Dec. 31, 2022 EUR (€) instrument Option	Dec. 31, 2022 EUR (€) instrument Option	Dec. 31, 2022 EUR (€) instrument Option	Dec. 31, 2022 EUR (€) instrument Option	Dec. 31, 2022 EUR (€) instrument Option	Dec. 31, 2021 EUR (€) instrument Option € / shares shares	Dec. 31, 2021 EUR (€) instrument Option $ / shares shares	Dec. 31, 2020 EUR (€) Option € / shares shares	Dec. 31, 2019 Option
Share-based payments
Share-based compensation expense						€ (28,637,000)				€ (15,431,000)		€ (2,327,000)
Treasury shares					€ 2,705,000	2,705,000	€ 2,705,000	€ 2,705,000	€ 2,705,000	€ 0	€ 0	1,970,000
License agreement term			10 years
Granted (Number of shares) | instrument										1,353,740
Outstanding (Number of shares) | instrument										1,353,740	1,353,740
Adjustment to paid in capital fair value of equity instruments granted						27,965,000				€ 27,965,000
Phantom Option Plan
Share-based payments
Share based payment arrangement plan modification cost												193,000
Percentage of serviced based component							30.00%
Percentage of equity value based component							70.00%
Expected dividend as percentage, share options granted							0.00%
Fair value at grant date												1,352.74
Management Participation Plan
Share-based payments
Issued (Number of options) | Option										7,501
Share based payment arrangement plan modification cost										€ 0
Share-based compensation expense						€ 304,000				5,607,000		1,290,000
Fair value at grant date										€ 759,840	€ 759,840	149,000
Reversal of expense from share-based payment transactions												€ 0
Issued (Weighted average exercise price) | € / shares										€ 108.66		€ 74
Number of share options forfeited in share-based payment arrangement | Option										3,589		53,572
Number of additional share options granted in share based payment arrangement | shares												45,008
Number of share options outstanding in share-based payment arrangement | Option										298,994	298,994	295,082
Share based compensation payment number of share converted | shares				9,566,464
Share based compensation payment award number of unvested shares | shares										5,635,029	5,635,029
Granted (Number of shares) | instrument									0
Forfieted (Number of shares) | instrument									293,583
Vested (Number of shares) | instrument									(1,962,796)
Outstanding (Number of shares) | instrument					3,378,650	3,378,650	3,378,650	3,378,650	3,378,650
Omnibus Stock Plan
Share-based payments
Share-based compensation expense						€ 22,500,000				€ 1,149,000
Weighted average period over which the total expense related to non-vested awards is expected to be recognized					3 years 1 month 20 days					4 years
Omnibus Stock Plan | Vesting period for certain cases
Share-based payments
Weighted average period over which the total expense related to non-vested awards is expected to be recognized										1 year
Stock Options | Phantom Option Plan
Share-based payments
Issued (Number of options)										68		2,529	946
Issued (Weighted average exercise price) | € / shares										€ 4,081.36
Number of share options forfeited in share-based payment arrangement										78
Number of share options outstanding in share-based payment arrangement												3,475
Stock Options | Omnibus Stock Plan
Share-based payments
Issued (Number of options) | Option										33,513
Issued (Weighted average exercise price) | $ / shares											€ 27.00
Number of share options outstanding in share-based payment arrangement | Option					25,135	25,135	25,135	25,135	25,135	33,513	33,513
Granted (Number of shares) | instrument									3,159,725	1,302,599
Forfieted (Number of shares) | instrument									426,831
Vested (Number of shares)								(8,378)	(373,739)
Outstanding (Number of shares) | instrument					3,661,754	3,661,754	3,661,754	3,661,754	3,661,754	1,302,599	1,302,599
Restricted Share Units | Phantom Option Plan
Share-based payments
Share-based compensation expense						€ 665,000				€ 1,681,000		€ 1,037,000
Forfieted (Number of shares)						45,302				13,706
Vested (Number of shares)						(269,131)				(350,174)
Option To Acquire Class A Shares
Share-based payments
Class of warrant or right number of shares called by warrants or rights | shares			1,116,540							33,513	33,513
Class of warrant or right exercise price of warrants or rights | $ / shares			$ 8.96
Additional offering | $			$ 30
NHL Warrants
Share-based payments
Exercisable shares					0	0	0	0	0	0	0
Class of warrant or right number of shares called by warrants or rights | shares			1,353,740
Class of warrant or right subscription price of warrants or rights | $ / shares			$ 23.45
NBA Warrants
Share-based payments
Exercisable shares					1,845,959	1,845,959	1,845,959	1,845,959	1,845,959	1,845,959	1,845,959
Vesting term of warrants	8 years
Granted (Number of shares) | instrument										9,229,797
Outstanding (Number of shares) | instrument										9,229,797	9,229,797
Class of warrant or right exercise price of warrants or rights | $ / shares		$ 0.01
Partnership agreement term	8 years	8 years
Percentage of entity outanding Class A ordinary shares exercisable on vesting of warrants		3.00%
Percentage of warrants vesting on date of agreement	20.00%	20.00%
Percentage of warrants vesting on license approval date		80.00%
Sevice Based Phantom Options | Phantom Option Plan
Share-based payments
Weighted average period over which the total expense related to non-vested awards is expected to be recognized					5 years
Exit Value Based Phantom Options | Phantom Option Plan
Share-based payments
Weighted average period over which the total expense related to non-vested awards is expected to be recognized					5 years